Fair Value Measurements and Marketable Securities (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements and Marketable Securities
3. Fair Value Measurements and Marketable Securities
The following tables present the Company’s fair value hierarchy for its assets and liabilities, which are measured at fair value on a recurring basis (in thousands):
	Fair Value Measurements at June 30, 2022:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$11,506	$—	$—	$11,506
Marketable securities:
Commercial paper	—	—	—	—
	$11,506	$—	$—	$11,506
	Fair Value Measurements at December 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$34,136	$—	$—	$34,136
Marketable securities:
Commercial paper	—	1,399	—	1,399
	$34,136	$1,399	$—	$35,535
Marketable securities were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 2 measurement within the fair value hierarchy. The Company’s marketable securities matured during the three months ended June 30, 2022.

4. Fair Value Measurements and Marketable Securities
The following tables present the Company’s fair value hierarchy for its assets and liabilities, which are measured at fair value on a recurring basis (in thousands):
	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$34,136	$—	$—	$34,136
Marketable securities:
Commercial paper	—	1,399	—	1,399
	$34,136	$1,399	$—	$35,535
	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$77,129	$—	$—	$77,129
Commercial paper	—	1,800	—	1,800
Marketable securities:
Commercial paper	—	4,498	—	4,498
	$77,129	$6,298	$—	$83,427
Marketable securities were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 2 measurement within the fair value hierarchy.
The following table provides a roll-forward of the aggregate fair values of the Company’s preferred units warrant liability, for which fair value was determined by Level 3 inputs (in thousands):
Preferred Unit Warrant Liability
Fair value at December 31, 2019	$261
Change in fair value	(72)
Reclassification of warrant liability to permanent equity	(189)
Fair value at December 31, 2020	$—
The preferred unit warrant liability in the table above consisted of the fair value of warrants to purchase preferred units issued in 2019 (see Note 11) and was based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the preferred unit warrants utilized the Black-Scholes option-pricing model, which incorporated assumptions and estimates to value the preferred unit warrants. The Company assessed these assumptions and estimates at the end of each reporting period. Changes in the fair value of the preferred unit warrants were recognized within other income (expense) in the consolidated statements of operations. The most significant assumption in the Black-Scholes option-pricing model impacting the fair value of the preferred unit warrant liability was the fair value of the underlying preferred units as of each remeasurement date. The Company determined the fair value per unit of these preferred units by taking into consideration its most recent sales of its preferred units as well as additional factors that the Company deemed relevant. Immediately prior to the Merger, all of Holdings’ outstanding warrants were exchanged and became warrants to purchase shares of Yumanity Common Stock. As a result, the fair value of the warrants was reclassified to additional paid-in capital and there is no longer a warrant liability subject to remeasurement. There were no preferred unit warrants issued as of December 31, 2021.
Marketable securities by security type consisted of the following (in thousands):
	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$1,399	$—	$—	$1,399
	$1,399	$—	$—	$1,399
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$4,498	$—	$—	$4,498
	$4,498	$—	$—	$4,498
The Company’s marketable securities are due within one year.